Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Computers and electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, percentage	15.00%
Computers and electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, percentage	33.00%
Office furniture and equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, percentage	6.00%
Office furniture and equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, percentage	33.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, description	At the shorter of the lease period or useful life of the leasehold improvement